Fair Value - Summary of Valuation Techniques and Inputs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other financial assets
Derivative financial assets for hedging purpose	₩ 7,389	₩ 227,318
Available-for-sale financial assets	380,953	404,774	₩ 360,037
Investment properties	1,189,531	1,148,044	₩ 1,102,070
Other financial liabilities
Derivative financial liabilities for hedging purpose	93,770	14,928
Borrowings	6,683,662	8,120,791
Recurring fair value measurement [Member]
Other financial assets
Derivative financial assets for hedging purpose	7,389	227,318
Available-for-sale financial assets	319,402	299,001
Other financial liabilities
Derivative financial liabilities for hedging purpose	93,770	14,928
Recurring fair value measurement [Member] | Level 3 [Member]
Other financial assets
Available-for-sale financial assets	307,077	287,889
Other financial liabilities
Derivative financial liabilities for hedging purpose	17,725
Recurring fair value measurement [Member] | Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Other financial assets
Others	5,813	6,277
Other financial liabilities
Other derivative financial liabilities	₩ 5,051	₩ 1,973
Valuation techniques	Discounted cash flow model	Discounted cash flow model
Valuation techniques	Discounted cash flow model Comparable Company Analysis	Discounted cash flow model Comparable Company Analysis
Valuation techniques	Discounted cash flow model	Discounted cash flow model
Valuation techniques	Discounted cash flow model Comparable Company Analysis	Discounted cash flow model Comparable Company Analysis
Recurring fair value measurement [Member] | Level 2 [Member]
Other financial assets
Derivative financial assets for hedging purpose	₩ 7,389	₩ 227,318
Available-for-sale financial assets	5,466	5,725
Other financial liabilities
Derivative financial liabilities for hedging purpose	₩ 76,045	₩ 14,928
Valuation techniques	Discounted cash flow model	Discounted cash flow model
Valuation techniques		Discounted cash flow model
Valuation techniques	Discounted cash flow model	Discounted cash flow model
Valuation techniques		Discounted cash flow model
Recurring fair value measurement [Member] | Level 2, 3 [Member]
Other financial assets
Available-for-sale financial assets	₩ 312,543	₩ 293,614
Other financial liabilities
Derivative financial liabilities for hedging purpose	₩ 93,770
Valuation techniques	Discounted cash flow model	Discounted cash flow model
Valuation techniques	Hull-White Model, Discounted cash flow model
Valuation techniques	Discounted cash flow model	Discounted cash flow model
Valuation techniques	Hull-White Model, Discounted cash flow model
Not measured at fair value in statement of financial position but for which fair value is disclosed [Member]
Other financial assets
Investment properties	₩ 1,755,600	₩ 1,962,779
Other financial liabilities
Borrowings	6,738,326	8,184,195
Not measured at fair value in statement of financial position but for which fair value is disclosed [Member] | Level 3 [Member]
Other financial assets
Investment properties	1,755,600	1,962,779
Other financial liabilities
Borrowings	₩ 6,738,326	₩ 8,184,195
Valuation techniques	Discounted cash flow model	Discounted cash flow model
Valuation techniques	Discounted cash flow model	Discounted cash flow model
Valuation techniques	Discounted cash flow model	Discounted cash flow model
Valuation techniques	Discounted cash flow model	Discounted cash flow model